Cover	Dec. 20, 2024
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Current Report on Form 8-K/A, Amendment Number One, (Amendment) is filed to revise the forward looking statement in the Current Report on Form 8-K, dated December 20, 2024, (Initial Form 8-K) and attached press release exhibit in order to reflect the determination of the Company that it maintained its status as an operating company throughout 2024 and into 2025 and to take into account the cancellation of debt, as reported in the Initial Form 8-K, and the working capital funding from Coppermine Ventures, LLC on the Companys operations and prospects. The Amendment makes no other changes to the Initial Form 8-K or attached press release exhibit. The revised forward-looking statement is set forth below.
Document Period End Date	Dec. 20, 2024
Entity File Number	0-28331
Entity Registrant Name	CAPSTONE COMPANIES, INC.
Entity Central Index Key	0000814926
Entity Tax Identification Number	84-1047159
Entity Incorporation, State or Country Code	FL
Entity Address, Address Line One	Number 144-V
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Deerfield Beach
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33441
City Area Code	954
Local Phone Number	570-8889
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false